SAFECO COMMON STOCK TRUST


                 SUPPLEMENT TO THE PROSPECTUS DATED MAY 1, 2000,
                           AS REVISED JANUARY 5, 2001
                         SUPPLEMENT DATED APRIL 26, 2001



The following information replaces the paragraph following the subheading "PORTFOLIO MANAGERS" "Dividend Income Fund" on page 38 of the No-Load Class
Prospectus:


The Dividend Income Fund is managed by a team of investment professionals at SAFECO Asset Management Company, the Fund's investment advisor. All investment decisions are made by this team and no single person has primary responsibility for making recommendations to the team.




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                            SAFECO COMMON STOCK TRUST
                            SAFECO MANAGED BOND TRUST
                            SAFECO MONEY MARKET TRUST
                            SAFECO TAXABLE BOND TRUST
                          SAFECO TAX-EXEMPT BOND TRUST

                 SUPPLEMENT TO THE PROSPECTUS DATED MAY 1, 2000
                         SUPPLEMENT DATED APRIL 26, 2001


The following information replaces the paragraph following the subheading "Dividend Income Fund" on page 67 of the Advisor Class A, Advisor Class B and Advisor Class C Prospectus:

The Dividend Income Fund is managed by a team of investment professionals at SAFECO Asset Management Company, the Fund's investment advisor. All investment decisions are made by this team and no single person has primary responsibility for making recommendations to the team.



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